Losses associated with the 2011 earthquake in Japan	12 Months Ended
Dec. 31, 2013
Extraordinary and Unusual Items [Abstract]
Losses associated with the 2011 earthquake in Japan
Losses associated with the 2011 earthquake in Japan

In March 2011, a magnitude 9.0 earthquake struck near our semiconductor manufacturing facilities in Japan. Our manufacturing site in Miho suffered substantial damage. We maintain earthquake insurance policies in Japan for limited coverage for property damage and business interruption losses.

In 2011, we incurred cumulative gross operating losses of $101 million related to the earthquake and associated events in Japan. These losses related to property damage, the underutilization expense we incurred from having our manufacturing assets only partially loaded and costs associated with recovery teams assembled from across the world. Gross operating losses did not comprehend any lost revenue.

These losses were offset by $36 million in cumulative insurance proceeds related to property damage claims, of which $13 million was received in 2012 and $23 million was received in 2011. Almost all of these costs and proceeds are included in COR in our Consolidated statements of income and are recorded in Other.

In addition, we recognized $172 million in cumulative insurance proceeds through December 31, 2012, of which $135 million was received in 2012 and $37 million was received in 2011, related to business interruption claims. These proceeds are recorded as revenue in our Consolidated statements of income and in Other.

In the third quarter of 2012, we completed discussions with our insurers and their advisors. All claims related to these events have been settled and the proceeds received.